UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/05

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            05/04/05


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	63

Form 13F Information Table Value Total:	$643033
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    14956 401398.00SH       SOLE                401398.00
ALBERTO-CULVER                 COM              013068101     3418 71425.00 SH       SOLE                 71425.00
AMERICAN INT'L GROUP           COM              026874107    30560 551519.00SH       SOLE                551469.00
APACHE CORP                    COM              037411105      674 11000.00 SH       SOLE                 11000.00
AUTOMATIC DATA PROC.           COM              053015103    16749 372616.00SH       SOLE                372554.00
AVERY DENNISON                 COM              053611109      231  3726.00 SH       SOLE                  3726.00
BANKAMERICA CP                 COM              060505104      239  5425.00 SH       SOLE                  5425.00
BAXTER INTERNATIONAL           COM              071813109    18788 552926.00SH       SOLE                552863.00
BELLSOUTH                      COM              079860102      276 10491.00 SH       SOLE                 10491.00
BIOMET INC.                    COM              090613100    16386 451400.00SH       SOLE                451350.00
BP AMOCO PLC SPONSRD ADR       COM              055622104      208  3339.00 SH       SOLE                  3339.00
BRISTOL MYERS SQUIBB           COM              110122108      313 12301.00 SH       SOLE                 12301.00
CAPITAL AUTOMOTIVE             COM              139733109      226  6824.00 SH       SOLE                  6824.00
CHEVRONTEXACO CORP             COM              166764100     9429 161708.00SH       SOLE                161708.00
CHITTENDEN CORP.               COM              170228100      645 24743.00 SH       SOLE                 24743.00
CINTAS CORP                    COM              172908105    20651 499915.00SH       SOLE                499852.00
CITIGROUP, INC.                COM              172967101    18725 416673.01SH       SOLE                416623.01
COCA COLA CO                   COM              191216100    21066 505547.00SH       SOLE                505547.00
DARDEN RESTAURANTS             COM              237194105     1032 33650.00 SH       SOLE                 33650.00
DENTSPLY INTL.                 COM              249030107    10381 190800.00SH       SOLE                190750.00
DUKE ENERGY CORP.              COM              264399106    24458 873182.00SH       SOLE                873070.00
DUPONT                         COM              263534109    18857 368023.00SH       SOLE                368023.00
ECOLAB                         COM              278865100    14813 448200.00SH       SOLE                448125.00
EQUITABLE RESOURCES            COM              294549100     7426 129275.00SH       SOLE                129275.00
EXXONMOBIL CORP                COM              30231G102    39693 665982.00SH       SOLE                665907.00
FANNIE MAE                     COM              313586109    13517 248254.00SH       SOLE                248204.00
FIRST HORIZON NATL CORP        COM              320517105    14518 355925.00SH       SOLE                355925.00
GANNETT INC                    COM              364730101    18981 240029.00SH       SOLE                240029.00
GENERAL ELECTRIC               COM              369604103    29866 828233.00SH       SOLE                828158.00
GILLETTE CO                    COM              375766102      278  5500.00 SH       SOLE                  5500.00
HONEYWELL INTL                 COM              438516106      484 13000.00 SH       SOLE                 13000.00
IBM                            COM              459200101    24359 266573.00SH       SOLE                266573.00
INTEL CORP                     COM              458140100    30436 1310191.00SH      SOLE               1310041.00
JOHNSON & JOHNSON              COM              478160104    15532 231267.00SH       SOLE                231267.00
KIMBERLY-CLARK CORP.           COM              494368103     2837 43157.00 SH       SOLE                 43157.00
LOWES                          COM              548661107    23368 409314.00SH       SOLE                409264.00
MANULIFE FINANCIAL CORP        COM              56501R106      241  5034.00 SH       SOLE                  5034.00
MARRIOTT INTL CL A             COM              571903202      682 10193.00 SH       SOLE                 10193.00
MCCORMICK CO.                  COM              579780206     8878 257852.00SH       SOLE                257752.00
MEDTRONIC INC                  COM              585055106    18301 359200.00SH       SOLE                359200.00
MICROSOFT CORP                 COM              594918104    29971 1240020.00SH      SOLE               1239870.00
MINNESOTA MNG & MFG            COM              88579Y101      240  2806.00 SH       SOLE                  2806.00
NATIONAL HEALTHCARE            COM              636328106       15 30000.00 SH       SOLE                 30000.00
NEENAH PAPER INC               COM              640079109      584 17371.00 SH       SOLE                 17371.00
PFIZER, INC                    COM              717081103     3268 124418.00SH       SOLE                124418.00
PITNEY BOWES                   COM              724479100      255  5650.00 SH       SOLE                  5650.00
PROCTER & GAMBLE               COM              742718109    17515 330475.00SH       SOLE                330425.00
SBC COMMUNICATIONS             COM              78387G103      160  6738.00 SH       SOLE                  6738.00
SOUTHWEST AIRLINES             COM              844741108    15707 1103036.00SH      SOLE               1102924.00
SPDR TR UNIT SER 1             COM              78462F103     1668 14140.00 SH       SOLE                 14140.00
STAPLES INC                    COM              855030102      381 12115.00 SH       SOLE                 12115.00
SYSCO CORP.                    COM              871829107     7791 217625.00SH       SOLE                217625.00
TCF FINANCIAL CORP.            COM              872275102     3289 121150.00SH       SOLE                121150.00
UNITED HEALTHGROUP INC         COM              91324P102    19320 202557.00SH       SOLE                202557.00
UNITED TECHNOLOGIES            COM              913017109      922  9073.00 SH       SOLE                  9073.00
VERIZON COMMUNICATIONS         COM              92343V104      265  7468.00 SH       SOLE                  7468.00
VIACOM INC CL B                COM              925524308      475 13650.00 SH       SOLE                 13650.00
WAL-MART STORES INC            COM              931142103    13299 265400.00SH       SOLE                265400.00
WALT DISNEY                    COM              254687106    15488 539105.00SH       SOLE                538992.00
WELLS FARGO & CO               COM              949746101    16300 272577.00SH       SOLE                272514.00
WORONOCO BANCORP INC           COM              981630106      124  3625.00 SH       SOLE                  3625.00
WW WRIGLEY                     COM              982526105     3166 48290.00 SH       SOLE                 48290.00
WYETH                          COM              983024100      347  8220.00 SH       SOLE                  8220.00